UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Biotechnology — 20.1%
AbbVie, Inc.	156,151	$15,449,580
Agios Pharmaceuticals, Inc.(1)	31,276	2,924,306
Alexion Pharmaceuticals, Inc.(1)	130,059	15,103,752
Atara Biotherapeutics, Inc.(1)	48,806	2,430,539
Biogen, Inc.(1)	63,797	18,753,766
BioMarin Pharmaceutical, Inc.(1)	148,639	13,428,047
Bluebird Bio, Inc.(1)	14,429	2,583,513
Celgene Corp.(1)	225,793	17,765,393
CSL, Ltd.	136,590	19,173,043
Galapagos NV(1)	53,695	5,459,414
Gilead Sciences, Inc.	378,226	25,492,433
Incyte Corp.(1)	135,194	9,229,694
Ligand Pharmaceuticals, Inc.(1)	33,855	6,507,947
Neurocrine Biosciences, Inc.(1)	59,473	5,724,871
Regeneron Pharmaceuticals, Inc.(1)	16,238	4,876,596
Shire PLC	240,939	13,154,825
Vertex Pharmaceuticals, Inc.(1)	144,257	22,215,578

		$200,273,297

Health Care Distributors — 0.7%
Amplifon SpA	391,502	$7,097,585

		$7,097,585

Health Care Equipment — 19.7%
Abbott Laboratories	276,884	$17,036,672
Baxter International, Inc.	322,259	22,828,828
Boston Scientific Corp.(1)	816,790	24,822,248
Danaher Corp.	291,350	28,925,228
Edwards Lifesciences Corp.(1)	115,916	15,916,426
Intuitive Surgical, Inc.(1)	63,142	29,024,483
iRhythm Technologies, Inc.(1)	44,912	3,414,659
Koninklijke Philips NV	357,605	14,726,796
Masimo Corp.(1)	58,354	5,779,964
Medtronic PLC	117,565	10,148,211
Teleflex, Inc.	42,543	11,365,788
Wright Medical Group NV(1)	471,165	11,760,278

		$195,749,581

Health Care Services — 1.4%
Amedisys, Inc.(1)	98,734	$7,538,341
UDG Healthcare PLC	543,774	6,492,231

		$14,030,572

Health Care Supplies — 1.4%
Coloplast A/S, Class B	104,124	$9,893,497
West Pharmaceutical Services, Inc.	47,392	4,407,456

		$14,300,953

Security	Shares	Value
Health Care Technology — 1.2%
Cotiviti Holdings, Inc.(1)	162,400	$5,539,464
Medidata Solutions, Inc.(1)	82,720	6,382,675

		$11,922,139

Life Sciences Tools & Services — 5.4%
Agilent Technologies, Inc.	174,819	$10,824,793
Lonza Group AG	55,571	14,879,504
Thermo Fisher Scientific, Inc.	134,961	28,108,327

		$53,812,624

Managed Health Care — 12.3%
Aetna, Inc.	96,742	$17,039,169
Anthem, Inc.	85,985	19,038,799
Centene Corp.(1)	106,490	12,476,368
Humana, Inc.	56,132	16,333,289
UnitedHealth Group, Inc.	239,444	57,828,120

		$122,715,745

Pharmaceuticals — 36.8%
Allergan PLC	100,808	$15,201,846
AstraZeneca PLC	201,010	14,664,872
Bayer AG	253,183	30,218,335
Bristol-Myers Squibb Co.	176,060	9,264,277
Eli Lilly & Co.	341,879	29,073,390
Galenica AG(2)	125,114	6,827,213
GlaxoSmithKline PLC	1,306,141	26,462,220
Ipsen SA	40,367	6,405,809
Johnson & Johnson	496,664	59,410,948
Merck & Co., Inc.	658,673	39,210,804
Novartis AG	295,000	21,931,106
Novo Nordisk A/S, Class B	566,339	26,917,214
Pfizer, Inc.	1,135,385	40,794,383
Roche Holding AG PC	56,527	12,120,049
UCB SA	92,723	7,288,723
Zoetis, Inc.	247,786	20,739,688

		$366,530,877

Total Common Stocks (identified cost $818,919,632)		$986,433,373

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(3)	4,587,476	$4,587,935

Total Short-Term Investments (identified cost $4,587,888)		$4,587,935

Total Investments — 99.5% (identified cost $823,507,520)		$991,021,308

Other Assets, Less Liabilities — 0.5%		$5,161,522

Net Assets — 100.0%		$996,182,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $6,827,213 or 0.7% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $23,594.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	76.3%	$760,463,697
Switzerland	5.6	55,757,872
United Kingdom	4.1	41,127,092
Denmark	3.7	36,810,711
Germany	3.0	30,218,335
Australia	1.9	19,173,043
Netherlands	1.5	14,726,796
Belgium	1.3	12,748,137
Italy	0.7	7,097,585
Ireland	0.7	6,492,231
France	0.7	6,405,809

Total Investments	99.5%	$991,021,308

Abbreviations:

PC	-	Participation Certificate

The Portfolio did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$162,486,015	$37,787,282		$—	$200,273,297
Health Care Distributors	—	7,097,585		—	7,097,585
Health Care Equipment	181,022,785	14,726,796		—	195,749,581
Health Care Services	7,538,341	6,492,231		—	14,030,572
Health Care Supplies	4,407,456	9,893,497		—	14,300,953
Health Care Technology	11,922,139	—		—	11,922,139
Life Sciences Tools & Services	38,933,120	14,879,504		—	53,812,624
Managed Health Care	122,715,745	—		—	122,715,745
Pharmaceuticals	213,695,336	152,835,541		—	366,530,877
Total Common Stocks	$742,720,937	$243,712,436	*	$—	$986,433,373
Short-Term Investments	$—	$4,587,935		$—	$4,587,935
Total Investments	$742,720,937	$248,300,371		$—	$991,021,308

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective as of the close of business on April 27, 2018, OrbiMed Advisors LLC (“OrbiMed”), a registered investment adviser, ceased to serve as an investment sub-adviser to the Portfolio pursuant to a research support agreement.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018